Consolidated statements of shareholders' equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Ordinary shares issuance costs	$ 1,109	$ 4,876
Protected ordinary shares issuance costs		$ 60	$ 74
Convertible notes issuance costs	$ 2,842